Share-Based Payment Arrangements - Schedule of Expenses Recognized in the Consolidated Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses Recognized in the Consolidated Financial Statements [Line Items]
Total share-based expense recognized	$ 582	$ 1,875	$ 2,412
Research and development expenses [Member]
Schedule of Expenses Recognized in the Consolidated Financial Statements [Line Items]
Total share-based expense recognized	117	768	768
Selling, general and administrative expense [member]
Schedule of Expenses Recognized in the Consolidated Financial Statements [Line Items]
Total share-based expense recognized	$ 465	$ 1,107	$ 1,644